Utility Plant and Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Southwest Gas Corporation
Lessee, Lease, Description [Line Items]
2021	$ 735
2022	543
2023	426
2024	404
2025	330
Thereafter	36
Total lease payments	2,474
Less imputed interest	232
Operating lease liabilities	2,242	$ 1,453
Centuri
Lessee, Lease, Description [Line Items]
2021	13,144
2022	12,153
2023	10,864
2024	9,904
2025	8,051
Thereafter	50,605
Total lease payments	104,721
Less imputed interest	19,442
Operating lease liabilities	85,279	82,174
Finance Leases
2021	235
2022	241
2023	275
2024	1
2025	0
Thereafter	0
Total lease payments	752
Less imputed interest	60
Finance lease liabilities	$ 692	$ 14,124